Financial risk management - Foreign Exchange Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial risk management
Trade accounts receivables	$ 229,032	$ 177,231
Total assets	5,064,226	5,466,364
Loans and financing	2,024,314	1,508,557	$ 1,424,867
Trade payables	370,122	414,080
Lease liabilities	25,689	34,384
Total liabilities	3,442,982	2,984,178
Foreign currencies
Financial risk management
Cash, cash equivalents and financial investments	257,706	109,511
Derivative financial instruments	22,376	15,596
Trade accounts receivables	42,612	27,883
Total assets	322,694	152,990
Loans and financing	454,372	119,095
Derivative financial instruments	21,484	16,134
Trade payables	165,019	194,646
Lease liabilities	20,792	22,020
Use of public assets	20,787	23,279
Total liabilities	682,454	375,174
Net assets	$ (359,760)	$ (222,184)